OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure Of Other Equity Instruments [text block]
	2019	2018	2017
	£m	£m	£m
At 1 January	6,491	5,355	5,355
Issued in the year:
US dollar notes ($1,500 million nominal)	–	1,136	–
US dollar notes ($500 million nominal)	396	–	–
Sterling notes (£500 million nominal)	500	–	–
Redemption	(1,481)	–	–
At 31 December	5,906	6,491	5,355